Notes Payable Government Loans (Details) - Notes Payable Government Loans [Member] - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Schedule of Maturities of LongTerm Debt [Line Items]
2022	$ 0	$ 0
2023	1	1
2024	1	1
2025	1	1
2026	1	1
2027	1
Thereafter	58	59
Total	$ 63	$ 63